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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number:    28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey L. Gates           New York, New York   February 14, 2008
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: $512,125
                                        --------------------
                                            (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ---------- -------- -------- -------- --------
ADVANCE AUTO PARTS INC           COM       00751Y106    32534    856396 SH           SOLE                  856396
ADVANCED MEDICAL
 OPTICS INC                      COM       00763M108    11519    469578 SH           SOLE                  469578
ALLIANCE ONE
 INTERNATIONAL INC               COM       018772103    17106   4202894 SH           SOLE                 4202894
ALTRIA GROUP INC                 COM       02209S103    34011    450000 SH           SOLE                  450000
ARBITRON INC                     COM       03875Q108    42347   1018685 SH           SOLE                 1018685
AUTOMATIC DATA
 PROCESSING INC                  COM       053015103    40485    909153 SH           SOLE                  909153
BLOUNT INTERNATIONAL
 INC                             COM       095180105     7557    613873 SH           SOLE                  613873
CBS CORP                         COM       124857202    42480   1558900 SH           SOLE                 1558900
COPART INC                       COM       217204106    39591    930469 SH           SOLE                  930469
COPART INC                       COM       217204956     1841    930000 SH    PUT    SOLE                  930000
DAVITA INC                       COM       23918K108    48554    861652 SH           SOLE                  861652
DAVITA INC                       COM       23918K958      870    100000 SH    PUT    SOLE                  100000
DOVER DOWNS GAMING &
 ENTMT                           COM       260095104    22455   1996026 SH           SOLE                 1996026
MARVEL ENTERTAINMENT
 INC                             COM       57383T103    22676    848952 SH           SOLE                  848952
MARVEL ENTERTAINMENT
 INC                             COM       57383T953     1198    562400 SH    PUT    SOLE                  562400
MCGRAW-HILL COMPANIES
 INC                             COM       580645109    47533   1084973 SH           SOLE                 1084973
MOODYS CORP                      COM       615369105    17590    492713 SH           SOLE                  492713
PAPA JOHNS INTL INC              COM       698813102    37829   1666460 SH           SOLE                 1666460
COLLECTIVE BRANDS INC            COM       19421W100    29915   1720251 SH           SOLE                 1720251
SPX                              COM       784635954      270    100000 SH    PUT    SOLE                  100000
UNIVERSAL CORP                   COM       913456109    13764    268731 SH           SOLE                  268731